DISCONTINUED OPERATIONS - Schedule of Assets and Liabilities (Details) - USD ($) $ in Thousands	3 Months Ended								9 Months Ended	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015		Sep. 30, 2015	Jun. 30, 2015	[1]	Mar. 31, 2015	[1]	Sep. 30, 2015 [1]	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disposal Group, Including Discontinued Operation, Assets, Current [Abstract]
Cash	$ 14,477	$ 14,507								$ 14,477	$ 14,507	$ 30,017
Current assets of discontinued operations	603,776	699,016								603,776	699,016
Disposal Group, Including Discontinued Operation, Assets, Noncurrent [Abstract]
Non-current assets of discontinued operations	1,382,704	2,067,990								1,382,704	2,067,990
Disposal Group, Including Discontinued Operation, Liabilities, Current [Abstract]
Current liabilities of discontinued operations	562,617	651,997								562,617	651,997
Disposal Group, Including Discontinued Operation, Liabilities, Noncurrent [Abstract]
Non-current liabilities of discontinued operations	38,290	36,687								38,290	36,687
Goodwill impairment	655,000	0	[1]	$ 453,100	$ 0		$ 0		$ 453,100	0	453,100	0
Accumulated other comprehensive loss (Note 14)	(395,616)	(294,040)								(395,616)	(294,040)
Technology
Disposal Group, Including Discontinued Operation, Assets, Current [Abstract]
Accounts receivable	86,641	113,908								86,641	113,908
Integration related costs										0	0	(5,029)
Costs and estimated earnings in excess of billings	80,317	92,269								80,317	92,269
Inventory	16,285	27,027								16,285	27,027
Other assets	5,801	4,240								5,801	4,240
Current assets of discontinued operations	189,044	237,444								189,044	237,444
Disposal Group, Including Discontinued Operation, Assets, Noncurrent [Abstract]
Property and equipment, net	71,692	67,175								71,692	67,175
Equity investments	129,715	117,464								129,715	117,464
Goodwill (1)	498,465	501,651								498,465	501,651
Other intangible assets	139,273	157,966								139,273	157,966
Other assets	81,415	69,684								81,415	69,684
Non-current assets of discontinued operations	920,560	913,940								920,560	913,940
Disposal Group, Including Discontinued Operation, Liabilities, Current [Abstract]
Accounts payable	99,916	72,653								99,916	72,653
Billings in excess of costs and estimated earnings	176,525	277,496								176,525	277,496
Other liabilities	38,707	71,517								38,707	71,517
Current liabilities of discontinued operations	315,148	421,666								315,148	421,666
Disposal Group, Including Discontinued Operation, Liabilities, Noncurrent [Abstract]
Other liabilities	32,902	30,766								32,902	30,766
Non-current liabilities of discontinued operations	32,902	30,766								32,902	30,766
Total liabilities of discontinued operations	348,050	452,432								348,050	452,432
Accumulated other comprehensive loss (Note 14)	(13,252)	(10,670)								(13,252)	(10,670)
Technology | Discontinued Operations, Held-for-sale
Disposal Group, Including Discontinued Operation, Assets, Noncurrent [Abstract]
Goodwill (1)	297,000									297,000
Sale of Capital Services | Discontinued Operations, Held-for-sale
Disposal Group, Including Discontinued Operation, Assets, Current [Abstract]
Cash	14,477	14,507								14,477	14,507
Accounts receivable	239,146	274,186								239,146	274,186
Costs and estimated earnings in excess of billings	153,275	165,003								153,275	165,003
Integration related costs										0	0	$ (8,300)
Other assets	7,834	7,876								7,834	7,876
Current assets of discontinued operations	414,732	461,572								414,732	461,572
Disposal Group, Including Discontinued Operation, Assets, Noncurrent [Abstract]
Property and equipment, net	59,746	64,916								59,746	64,916
Goodwill (1)	229,607	884,607								229,607	884,607
Other intangible assets	148,440	165,040								148,440	165,040
Other assets	24,351	39,487								24,351	39,487
Non-current assets of discontinued operations	462,144	1,154,050								462,144	1,154,050
Total assets of discontinued operations	876,876	1,615,622								876,876	1,615,622
Total assets of discontinued operations	876,876	1,615,622								876,876	1,615,622
Disposal Group, Including Discontinued Operation, Liabilities, Current [Abstract]
Accounts payable	141,028	112,884								141,028	112,884
Billings in excess of costs and estimated earnings	53,986	67,287								53,986	67,287
Other liabilities	52,455	50,160								52,455	50,160
Current liabilities of discontinued operations	247,469	230,331								247,469	230,331
Disposal Group, Including Discontinued Operation, Liabilities, Noncurrent [Abstract]
Other liabilities	5,388	5,921								5,388	5,921
Non-current liabilities of discontinued operations	5,388	5,921								5,388	5,921
Total liabilities of discontinued operations	252,857	236,252								252,857	236,252
Noncontrolling interests of discontinued operations	6,874	$ 7,484								6,874	$ 7,484
Goodwill impairment	655,000
Fabrication Services Segment | Technology
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Including Discontinued Operation, Goodwill	$ 200,000									$ 200,000

[1]	In 2015, we recorded a non-cash pre-tax charge of approximately $1,505,900 (approximately $1,135,200 after-tax) related to the impairment of goodwill (approximately $453,100 recorded in the third quarter) and intangible assets (approximately $79,100 recorded in the third quarter) and a loss on net assets sold (approximately $628,300 and $345,400 recorded in the third and fourth quarters, respectively).